UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2006



                          Check here if Amendment [X]

                        This Amendment (check only one)

                             [ ] is a restatement

                         [X] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York 10123

Form 13F File Number: 28-7006



===============================================================================


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 13, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS NEITHER DENIED NOR GRANTED.

ON FEBRUARY 13, 2007, WYNNEFIELD CAPITAL MANAGEMENT LLC ("WYNNEFIELD") REQUESTED CONFIDENTIAL TREATMENT AND PROVIDED A FULL LIST OF ITS POSITIONS FROM THE QUARTER ENDING ON DECEMBER 31, 2006 TO THE SECURITIES AND EXCHANGE COMMISSION.



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Member, General Partner

       of Wynnefield Capital, Inc.

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  February 19, 2008



Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 1

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: 198,551,000



List of Other Included Managers:



No.	Name					Form 13F File Number

1	Wynnefield Capital, Inc.		28-7006


------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  -----
ACME COMMUNICATION INC   COM       004631107   13209     2631184    SH          OTHER     FILER+NO.1    2631184
ALLIED DEFENSE GRP INC   COM       019118108   11118     523205     SH          OTHER     FILER+NO.1    523205
AMERIVEST PROP INC       COM       03071L101   10        25000      SH          OTHER     FILER+NO.1    25000
AMPAL-AMER ISRAEL CORP   COM       032015109   1470      306854     SH          OTHER     FILER+NO.1    306854
BOOTS & COOTS INT'L      COM       099469403   112       50000      SH          OTHER     FILER+NO.1    50000
WELL CENTRAL
CANADIAN SUPERIOR        COM       136644101   221       110900     SH          OTHER     FILER+NO.1    110900
ENERGY INC
CAPSTEAD MTG CORP        COM       14067E5O6   125       15000      SH          OTHER     FILER+NO.1    15000
CORNELL COMPANIES INC    COM       219141108   22925     1250690    SH          OTHER     FILER+NO.1    1250690
CRONOS GRP S A           COM       L20708100   5373      348222     SH          OTHER     FILER+NO.1    348222
DENNY'S CORP             COM       24869P104   1201      255000     SH          OTHER     FILER+NO.1    255000
FIRST AVIAT SERV INC     COM       31865W108   7833      2122634    SH          OTHER     FILER+NO.1    2122634
GOLDEN ENTERPRISES INC   COM       380956409   50        16200      SH          OTHER     FILER+NO.1    16200
HILL INTERNATIONAL INC   COM       431466101   715       100000     SH          OTHER     FILER+NO.1    100000
HOLLYWOOD MEDIA CORP     COM       436233100   102       24200      SH          OTHER     FILER+NO.1    24200
HUTCHINSON TECH INC      COM       448407106   724       30702      SH          OTHER     FILER+NO.1    30702
KINDRED HEALTHCARE INC   COM       494580103   6566      260050     SH          OTHER     FILER+NO.1    260050
KMG CHEMICALS INC        COM       482564101   2512      251200     SH          OTHER     FILER+NO.1    251200
LAIDLAW INT'L INC        COM       50730R102   12172     400000     SH          OTHER     FILER+NO.1    400000
LAYNE CHRISTENSON CO     COM       521050104   22416     682786     SH          OTHER     FILER+NO.1    682786
LIGHTBRIDGE INC          COM       532226107   3490      258500     SH          OTHER     FILER+NO.1    258500
MCMORAN EXPLORATION      COM       582411104   142       10000      SH          OTHER     FILER+NO.1    10000
CO
MEDIWARE INFORMATION     COM       584946107   504       60300      SH          OTHER     FILER+NO.1    60300
SYSTEMS INC
MVC CAPITAL INC          COM       553829102   16855     1261600    SH          OTHER     FILER+NO.1    1261600
NEVADA GOLD &            COM       64126Q206   4838      1276400    SH          OTHER     FILER+NO.1    1276400
CASINOS INC
NOBEL LEARNING           COM       654889104   11784     1029200    SH          OTHER     FILER+NO.1    1029200
COMMUNITIES INC
RCM TECHNOLOGIES INC     COM       749360400    2396     400000     SH          OTHER     FILER+NO.1    400000
REFAC OPTICAL GRP        COM       758960108    82       20589      SH          OTHER     FILER+NO.1    20589
ROTECH HEALTHCARE INC    COM       778669101    3753     1675500    SH          OTHER     FILER+NO.1    1675500
SEQUA CORPORATION        CL A      817320104    32620    283500     SH          OTHER     FILER+NO.1    283500
SEQUA CORPORATION        CL B      817320203    862      7500       SH          OTHER     FILER+NO.1    7500
SIRVA INC                COM       82967Y104    174      50000      SH          OTHER     FILER+NO.1    50000
TARO PHARMACEUTICAL      SHS A     M8737E108    3400     340000     SH          OTHER     FILER+NO.1    340000
INDUSTRIES INC
TASTY BAKING CO          COM       876553306    1816     206500     SH          OTHER     FILER+NO.1    206500
TEAMSTAFF INC            COM NEW   87815U204    2468     1928000    SH          OTHER     FILER+NO.1    1928000
TERRA INDUSTRIES INC     COM       880915103    2396     200000     SH          OTHER     FILER+NO.1    200000
W&T OFFSHORE INC         COM       92922P106    230      7500       SH          OTHER     FILER+NO.1    7500
WELLSFORD REAL           COM       950240200    1887     250900     SH          OTHER     FILER+NO.1    250900
PROPERTIES INC







==============================================================================

                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm, LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.

						By: /s/ Joshua H. Landes
						    Joshua H. Landes